UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

R. L. McFeetors

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2006

ITEM 1.      REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim U.S. Government Securities Portfolio

Annual Report

December 31, 2006

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus of Maxim Series Fund, Inc. (“Maxim Series Fund” or the “Fund”), which include details as to offering price and other information.

Maxim U.S. Government Securities Portfolio

The Maxim Government Securities Portfolio was positioned early in 2006 for a pick up in the economy driven largely from the rebuilding efforts following Hurricanes Katrina and Rita, an increase in inflation expectations and higher interest rates. We expected that volatility would increase for several reasons including uncertainty with respect to Federal Chairman Bernanke, the increase in oil and gas prices, and the slowdown in the housing market. Despite expectations for increased volatility, we also expected solid performance from the MBS sector supported in part from foreign demand. The Portfolio characteristics lent themselves exceptionally well to this outlook for the first half of the year. At mid-year we extended the portfolio duration and reduced our weighting to MBS slightly, as economic growth slowed primarily in response to the softness in the housing sector, inflation expectations retreated modestly and interest rates started to decline. Based on our view currently that the economy is relatively healthy, that the home market is beginning to stabilize, and that inflation has moderated, we are managing the duration of the Portfolio closely to the duration of the competitive Morningstar Benchmark and maximizing the MBS sector allocation within the policy- dictated diversification constraints.

Maxim Government Securities Portfolio performance was favorable relative to the Morningstar Intermediate Government Fund competitive Benchmark in 2006. The Portfolio generated excess returns of +.95% (95 basis points) versus its competitive Morningstar Benchmark, ranking in the 88th percentile on a risk/return basis and maintaining its 4 star Morningstar rating as a result. The Portfolio’s performance was solid versus a peer group of funds, with specified mortgage pass-through pools, and out of Benchmark holdings including CMBS and ABS, generating most of the excess return in 2006.

	Maxim U.S. Government Securities Portfolio	Lehman Aggregate Bond Index
04/08/1985	10,000.00	10,000.00
12/31/1997	10,864.00	10,965.40
12/31/1998	11,637.52	11,917.85
12/31/1999	11,696.87	11,820.13
12/31/2000	12,949.60	13,194.81
12/31/2001	13,872.91	14,308.45
12/31/2002	15,236.62	15,776.50
12/31/2003	15,620.58	16,423.33
12/31/2004	16,157.93	17,135.94
12/31/2005	16,508.55	17,552.18
12/31/2006	17,231.63	18,312.18

Maxim U.S. Government Securities Portfolio

Total Return –

One Year:	4.38%
Five Year:	4.43%
Ten Year:	5.59%

Portfolio Inception:	4/8/1985

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim U.S. Government Securities Portfolio, made at its inception, with the performance of the Lehman Aggregate Bond Index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of U.S. Government Securities Portfolio of the Maxim Series Fund, Inc. (the “Fund”) as of December 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting.  Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of U.S. Government Securities Portfolio of the Maxim Series Fund, Inc. as of December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

February 23, 2007

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Years Ended December 31, 2006 and 2005

Maxim U.S. Government Securities Portfolio (formerly known as Maxim U.S. Government Mortgage Securities Portfolio)

MAXIM SERIES FUND, INC.

MAXIM U.S. GOVERNMENT SECURITIES PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2006

ASSETS:
Investments in securities, market value (1)	$309,424,271
Cash	12,730
Collateral for securities loaned	35,342,466
Interest receivable	1,577,220
Subscriptions receivable	837,752

Total assets	347,194,439

LIABILITIES:
Due to investment adviser	158,918
Payable upon return of securities loaned	35,342,466
Redemptions payable	1,390,389

Total liabilities	36,891,773

NET ASSETS	$310,302,666

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$2,670,692
Additional paid-in capital	313,213,408
Net unrealized depreciation on investments	(3,814,647)
Accumulated net realized loss on investments	(1,766,787)

NET ASSETS	$310,302,666

NET ASSET VALUE PER OUTSTANDING SHARE	$11.62
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
Authorized	250,000,000
Outstanding	26,706,921

(1) Cost of investments in securities:	$313,238,918

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM U.S. GOVERNMENT SECURITIES PORTFOLIO
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2006

INVESTMENT INCOME:
Interest	$14,051,592
Income from securities lending	49,194

Total income	14,100,786

EXPENSES:
Management fees	1,638,084

NET INVESTMENT INCOME	12,462,702

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments	(1,759,553)
Change in net unrealized depreciation on investments	385,842

Net realized and unrealized loss on investments	(1,373,711)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,088,991

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM U.S. GOVERNMENT SECURITIES PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2006 AND 2005

	2006	2005

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$12,462,702	$10,934,837
Net realized gain (loss) on investments	(1,759,553)	310,106
Change in net unrealized depreciation on investments	385,842	(5,749,620)

Net increase in net assets resulting from operations	11,088,991	5,495,323

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(12,348,976)	(10,762,526)

SHARE TRANSACTIONS:
Net proceeds from sales of shares	114,032,897	118,055,157
Reinvestment of distributions	12,348,976	10,762,526
Amount from shares issued in connection with fund acquisition	63,485,295
Redemptions of shares	(125,423,222)	(140,850,749)

Net increase (decrease) in net assets resulting from share transactions	64,443,946	(12,033,066)

Total increase (decrease) in net assets	63,183,961	(17,300,269)

NET ASSETS:
Beginning of period	247,118,705	264,418,974

End of period (1)	$310,302,666	$247,118,705
	0	0
OTHER INFORMATION:

SHARES:
Sold	9,664,840	9,987,768
Issued in reinvestment of distributions	1,070,473	918,131
Shares issued in connection with fund acquisition	5,568,886
Redeemed	(10,827,684)	(11,935,052)

Net increase (decrease)	5,476,515	(1,029,153)

(1) Including undistributed net investment income	$0	$55,578

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM U.S. GOVERNMENT SECURITIES PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Year Ended December 31,
	2006	2005	2004	2003	2002

Net Asset Value, Beginning of Period	$11.64	$11.88	$11.96	$12.36	$11.85

Income from Investment Operations

Net investment income	0.52	0.49	0.48	0.49	0.20
Net realized and unrealized gain (loss)	(0.02)	(0.24)	(0.08)	(0.19)	0.54

Total Income From Investment Operations	0.50	0.25	0.40	0.30	0.74

Less Distributions

From net investment income	(0.52)	(0.49)	(0.48)	(0.50)	(0.19)
From net realized gains	0.00	0.00	0.00	(0.20)	(0.04)

Total Distributions	(0.52)	(0.49)	(0.48)	(0.70)	(0.23)

Net Asset Value, End of Period	$11.62	$11.64	$11.88	$11.96	$12.36

Total Return	4.38%	2.17%	3.44%	2.52%	9.83%

Net Assets, End of Period ($000)	$310,303	$247,119	$264,419	$306,288	$347,127

Ratio of Expenses to Average Net Assets	0.60%	0.60%	0.60%	0.60%	0.60%

Ratio of Net Investment Income to
Average Net Assets	4.56%	4.20%	4.00%	4.10%	4.98%

Portfolio Turnover Rate	46.58%	46.40%	79.23%	105.93%	82.56%

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM U.S. GOVERNMENT SECURITIES PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2006

1.	ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-one portfolios. Interests in the Maxim U.S. Government Securities Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. Effective July 14, 2006, the Maxim U.S. Government Mortgage Securities Portfolio’s name changed to Maxim U.S. Government Securities Portfolio. The investment objective of the Portfolio is to seek the highest level of return consistent with preservation of capital and substantial credit protection. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of

Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

Investments in securities of governmental agencies may only be guaranteed by the respective agency’s limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

Dividends

Dividends from net investment income of the Portfolio are declared and paid quarterly. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on a specific lot selection.

Interest income, including amortization of discounts and premiums, is recorded daily.

Financing Transactions

To earn additional income, the Portfolio may employ a trading strategy known as mortgage dollar rolls, which involves the sale by the Portfolio of mortgage securities with a simultaneous agreement to repurchase similar securities at a future date at an agreed-upon price. Proceeds of the sale are reinvested in other securities and may enhance the Portfolio’s current yield and total return. The difference between the sales price and the future repurchase price is recorded as an adjustment to interest income. During the period between the sale and repurchase, the Portfolio will not be entitled to receive interest and principal payments on the securities sold. Losses may arise from changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty to whom the Portfolio sells the security files for bankruptcy or becomes insolvent, the Portfolio’s right to repurchase the security may be restricted. Amounts owing to brokers under these agreements are included in the “Payable for investments purchased” on the Statement of Assets and Liabilities. At December 31, 2006, there were no mortgage dollar rolls held.

Federal Income Taxes

For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (FASB) issued Financial Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109 “Accounting for Income Taxes”. FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken in a tax return. It also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Portfolio has evaluated the impact that the adoption of FIN 48 will have on its financial position and the results of its operations and does not anticipate that there will be any adjustments required.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. FAS 157 shall be effective for financial statements issued for fiscal years beginning after November 15, 2007. The Portfolio is evaluating the impact that the adoption of FAS 157 will have on its financial position and the results of its operations. As such, any necessary adjustments pursuant to FAS 157 will be reflected on the semi-annual report for the period ending June 30, 2008.

2.	INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.60% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

Effective April 1, 2006, GWFS Equities, Inc., a wholly-owned subsidiary of GWL&A, became the principal underwriter to distribute and market the Portfolio. Prior to that date, Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, was the principal underwriter. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

As of December 31, 2006, there were thirty-one Portfolios of the Fund for which the Directors served as Directors. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $102,000 for the year ended December 31, 2006. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3.	PURCHASES & SALES OF INVESTMENT SECURITIES

For the year ended December 31, 2006, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $20,319,892 and $4,481,219, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $167,767,354 and $120,404,731, respectively.

4.	UNREALIZED APPRECIATION (DEPRECIATION)

At December 31, 2006, the U.S. Federal income tax cost basis was $313,031,207. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $1,525,502 and gross depreciation of securities in which there was an excess of tax cost over value of $5,132,438 resulting in net depreciation of $3,606,936.

5.

SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives annual income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested by the custodian in securities approved by the Board of Directors and is disclosed as “Collateral for securities loaned” in the Statement of Assets and Liabilities. The Portfolio also continues to receive interest or dividends on the securities loaned. As of December 31, 2006, the Portfolio had securities on loan valued at $35,303,795 and received collateral of $35,342,466 for such loan. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

6.	DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended December 31, 2006 and 2005 were from ordinary income in the amount of $12,348,976 and $10,762,526, respectively.

As of December 31, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$0
Undistributed capital gains	0
Net accumulated earnings	0

Net unrealized depreciation on investments	(3,606,936)
Capital loss carryforwards	(1,965,389)
Post-October losses	(9,109)
Total accumulated loss on investments	$(5,581,434)

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to differing treatments regarding recognition of market discount and original issue discount and capital loss carryforwards. For the year ended December 31, 2006 the Portfolio reclassified $111,030 from paid-in capital to undistributed net investment income and $280,334 from undistributed net investment income to accumulated net realized loss on investments. These adjustments have no impact on net assets or the results of operations. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

At December 31, 2006, the Portfolio had available for federal income tax purposes unused capital loss carryforwards of $194,123 and $1,771,266, which expire in the years 2012 and 2014, respectively. The Portfolio had current year post-October losses of $9,109.

7.	FUND ACQUISITION

On July 14, 2006, the Portfolio acquired all the net assets of the Maxim U.S. Government Securities Portfolio (target Portfolio) pursuant to a plan of reorganization approved by the shareholders of the target Portfolio on June 26, 2006. The acquisition was accomplished by a tax-free exchange of 5,568,886 shares of the Portfolio (valued at $63,485,295) for the 6,031,738 shares of the target Portfolio outstanding on July 14, 2006. The target Portfolio’s net assets at that date ($63,485,295), including $1,975,981 of unrealized depreciation, were combined with those of the Portfolio. The aggregate net assets of the Portfolio and the target Portfolio immediately before the acquisition were $241,324,276 and $63,485,295, respectively.

MAXIM SERIES FUND, INC.

MAXIM U.S. GOVERNMENT SECURITIES PORTFOLIO

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2006

BONDS

Par Value ($)	Value ($)

AGENCY --- 72.54%

5,807,492 Fannie Mae	5,742,158
5.500% June 1, 2036
4,657,981 Fannie Mae	4,609,604
5.500% February 1, 2035
6,696,794 Fannie Mae	6,595,296
5.000% August 1, 2018
823,609 Fannie Mae	828,242
6.000% February 1, 2033
470,736 Fannie Mae	486,256
7.000% February 1, 2031
485,705 Fannie Mae	501,718
7.000% September 1, 2031
907,898 Fannie Mae	937,687
7.000% December 1, 2031
4,157,905 Fannie Mae	4,275,496
6.500% January 1, 2032
1,818,920 Fannie Mae	1,870,361
6.500% December 1, 2031
495,562 Fannie Mae	511,823
7.000% January 1, 2032
1,879,398 Fannie Mae	1,932,549
6.500% February 1, 2032
913,369 Fannie Mae	904,092
5.500% December 1, 2034
8,524 Fannie Mae	9,326
9.500% March 1, 2020
46,347 Fannie Mae	49,705
8.500% August 1, 2024
230,069 Fannie Mae	235,809
6.500% July 1, 2014
313,941 Fannie Mae	314,690
5.500% January 1, 2018
2,619,139 Fannie Mae	2,594,549
5.500% December 1, 2033
2,044,439 Fannie Mae	1,974,648
4.500% May 1, 2019
17,779,774 Fannie Mae	17,170,675
5.000% September 1, 2035
4,873,595 Fannie Mae	4,818,768
5.500% January 1, 2036
1,767,323 Fannie Mae	1,790,520
6.000% March 1, 2033
5,422,464 Fannie Mae	5,340,279
5.000% May 1, 2018
471,580 Fannie Mae	475,884
6.000% January 1, 2033

4,030,277 Fannie Mae	4,037,813
5.500% April 1, 2018
1,146,231 Fannie Mae	1,135,843
5.500% April 1, 2033
3,269,273 Fannie Mae	3,241,689
5.500% November 1, 2033
729,597 Fannie Mae	721,775
5.500% April 1, 2034
2,881,252 Fannie Mae	2,852,890
5.500% January 1, 2035
2,849,221 Fannie Mae	2,819,838
5.500% April 1, 2035
6,018 Fannie Mae	6,341
7.500% November 1, 2024
76,671 Fannie Mae	82,174
8.500% August 1, 2021
1,860,853 Fannie Mae	1,840,904
5.500% October 1, 2034
204,199 Fannie Mae	223,352
9.500% September 1, 2020
112,113 Fannie Mae	119,997
8.500% November 1, 2026
7,113,168 Fannie Mae	7,040,658
5.500% July 1, 2033
1,968,378 Fannie Mae	2,018,203
6.500% February 1, 2017
1,608,667 Fannie Mae	1,618,386
6.000% February 1, 2032
1,317,221 Fannie Mae	1,339,655
6.000% March 1, 2017
896,376 Fannie Mae	886,138
5.500% November 1, 2035
1,930,543 Fannie Mae	1,908,824
5.500% February 1, 2036
457,906 Fannie Mae	450,895
5.000% June 1, 2018
2,730,395 Fannie Mae	2,702,562
5.500% September 1, 2033
4,976,908 Fannie Mae	4,928,694
5.500% April 1, 2036
1,748,116 Fannie Mae ++	1,731,891
5.035% September 1, 2034
110,780 Fannie Mae ++	111,717
5.219% October 1, 2043
1,000,000 Federal Home Loan Bank ** ^^	976,272
4.500% November 15, 2012
5,600,000 Federal Home Loan Bank ** ^^	5,691,504
5.250% June 18, 2014
4,000,000 Federal Home Loan Bank ** ^^	3,970,120
4.625% November 21, 2008
1,391,520 Freddie Mac	1,345,024
4.500% April 1, 2018
1,105,107 Freddie Mac	1,094,537
5.500% June 1, 2033
1,243,916 Freddie Mac	1,232,018
5.500% January 1, 2034

4,487,269 Freddie Mac	4,499,539
6.000% June 1, 2036
5,764,546 Freddie Mac	5,709,406
5.500% August 1, 2033
641,268 Freddie Mac	636,358
5.500% October 1, 2033
1,087,540 Freddie Mac	1,079,044
5.500% November 1, 2033
118,893 Freddie Mac	132,693
11.000% August 1, 2020
124,806 Freddie Mac	139,292
11.000% July 1, 2020
94,430 Freddie Mac	103,001
9.500% April 1, 2025
787,528 Freddie Mac	812,138
7.000% September 1, 2032
377,687 Freddie Mac	374,559
5.500% July 1, 2034
2,598,194 Freddie Mac	2,575,866
5.500% September 1, 2033
485,020 Freddie Mac	504,345
7.500% March 1, 2032
82,257 Freddie Mac	81,938
6.000% February 1, 2009
663,356 Freddie Mac	664,704
5.500% March 1, 2017
26,647,477 Freddie Mac	26,877,133
6.000% July 1, 2036
8,708,302 Freddie Mac	8,756,545
6.000% March 1, 2036
3,616,027 Freddie Mac	3,579,852
5.500% October 1, 2034
1,072,953 Freddie Mac	1,037,151
4.500% March 1, 2018
1,757,265 Freddie Mac	1,698,460
4.500% May 1, 2018
4,178,883 Freddie Mac	4,036,419
4.500% March 1, 2019
2,135,966 Freddie Mac	2,062,721
4.500% April 1, 2019
14,566,755 Freddie Mac	14,060,080
5.000% August 1, 2035
1,725,171 Freddie Mac	1,710,614
5.500% February 1, 2035
424,495 Freddie Mac	410,301
5.000% May 1, 2035
102,858 Freddie Mac	111,307
9.000% December 1, 2014
38,526 Freddie Mac	41,920
9.500% June 1, 2020
19,021 Freddie Mac	20,208
9.500% September 1, 2020
33,384 Freddie Mac	37,189
11.000% June 1, 2020
1,201,225 Freddie Mac	1,189,735
5.500% December 1, 2033

889,444 Freddie Mac	857,758
4.500% September 1, 2020
3,194,805 Freddie Mac	3,164,245
5.500% May 1, 2033
823,767 Freddie Mac	773,592
4.500% August 1, 2033
941,925 Freddie Mac	928,284
5.000% December 1, 2017
89,086 Ginnie Mae	92,260
7.500% October 15, 2013
18,202 Ginnie Mae	19,520
9.000% July 15, 2018
6,682,483 Ginnie Mae	6,506,990
5.000% June 15, 2033
13,088 Ginnie Mae II	13,791
8.000% November 20, 2023
37,140 Ginnie Mae II	38,646
7.500% October 20, 2028
18,076 Ginnie Mae II	18,809
7.500% December 20, 2028
7,644 Ginnie Mae II	8,287
9.500% May 20, 2022
2,161,259 Ginnie Mae II	2,146,807
5.500% November 20, 2034
1,141,558 Ginnie Mae II	1,133,491
5.500% February 20, 2035
1,886,093 Ginnie Mae II	1,826,841
5.000% December 20, 2035
5,120 Ginnie Mae II	5,403
8.000% August 20, 2025
3,290 Ginnie Mae II	3,539
8.500% December 20, 2025
7,322 Ginnie Mae II	7,826
8.500% January 20, 2026
3,520 Ginnie Mae II	3,763
8.500% May 20, 2026
2,490 Ginnie Mae II	2,661
8.500% June 20, 2026
5,979 Ginnie Mae II	6,390
8.500% July 20, 2026
30,776 Ginnie Mae II	32,893
8.500% December 20, 2026
1,929,937 Ginnie Mae II	1,870,382
5.000% February 20, 2034
2,009,474 Ginnie Mae II	1,948,543
5.000% October 20, 2033
$224,453,088

AGENCY MORTGAGE BACKED --- 7.97%

967,987 Fannie Mae	968,304
Series 2004-W1 Class 1A7
5.681% November 25, 2043
4,000,000 Fannie Mae	3,931,580
Series 2003-24 Class VM
5.500% November 25, 2021

21,840 Fannie Mae ++	21,850
Series 2004-W8 Class 1AF
5.600% June 25, 2044
1,617,367 Freddie Mac	1,601,015
Series R003 Class AG
5.125% October 15, 2015
1,132,125 Freddie Mac	1,113,330
Series 2974 Class VM
5.000% May 15, 2016
2,000,000 Freddie Mac	1,968,195
Series 2843 Class VB
5.500% August 15, 2023
4,155,834 US Department of Veterans Affairs	4,147,391
Series 2003-2 Class D
5.000% November 15, 2023
4,000,000 US Department of Veterans Affairs	4,032,344
Series 2003-1 Class G
5.750% March 15, 2030
2,307,431 US Department of Veterans Affairs	2,344,296
Series 2002-1 Class 1A
6.000% October 15, 2031
2,500,000 US Department of Veterans Affairs	2,498,535
Series 2003-1 Class E
5.750% April 15, 2027
2,009,284 US Department of Veterans Affairs ++	2,026,237
Series 1993-3 Class 1
5.835% September 15, 2023
$24,653,077

COMMERCIAL MORTGAGE BACKED --- 5.00%

2,000,000 Banc of America Commercial Mortgage Inc	1,978,835
Series 2005-1 Class A3
4.877% November 10, 2042
2,000,000 GS Mortgage Securities Corp II	1,942,300
Series 2005-GG4 Class AABA
4.680% July 10, 2039
3,646,724 JP Morgan Chase Commercial Mortgage Securities Co	3,578,163
Series 2004-C2 Class A1
4.278% May 15, 2041
1,000,000 Morgan Stanley Capital I ++	994,630
Series 2005-IQ10 Class AAB
5.178% September 15, 2042
3,000,000 Salomon Brothers Mortgage Securities VII	3,115,237
Series 2001-C1 Class A3
6.428% December 18, 2035
4,000,000 Wachovia Bank Commercial Mortgage Trust	3,862,850
Series 2004-C10 Class A4
4.748% February 15, 2041
$15,472,015

OTHER ASSET-BACKED --- 0.98%

1,000,000 Citicorp Residential Mortgage Securities Inc	1,011,026
Series 2006-1 Class A6
5.836% July 25, 2036
2,000,000 Citicorp Residential Mortgage Securities Inc	2,010,058
Series 2006-2 Class A6
5.665% September 25, 2036

$3,021,084

SUPRANATIONALS --- 1.00%

5,000,000 International Bank for Reconstruction & Development ~	3,105,405
Zero Coupon
4.830% February 15, 2016
$3,105,405

U.S. GOVERNMENTS --- 8.24%

1,000,000 United States of America ^^	1,048,672
5.250% November 15, 2028
3,000,000 United States of America ^^	3,146,250
5.250% February 15, 2029
1,100,000 United States of America ^^	1,052,777
3.875% February 15, 2013
1,500,000 United States of America ^^	1,462,383
4.250% August 15, 2013
8,400,000 United States of America ^^	8,001,983
4.000% February 15, 2015
4,400,000 United States of America ^^	4,250,127
3.625% June 15, 2010
1,000,000 United States of America ^^	1,030,039
5.125% May 15, 2016
1,000,000 United States of America ^^	1,006,875
4.875% May 31, 2011
2,500,000 United States of America ^^	2,529,883
4.875% August 15, 2016
2,000,000 United States of America ^^	1,982,422
4.500% September 30, 2011
$25,511,411

WHOLE LOAN --- 1.35%

4,235,307 ABN AMRO Mortgage Corp	4,185,191
Series 2003-13 Class A2
5.500% February 25, 2018
$4,185,191

TOTAL BONDS --- 97.08%	$300,401,271

(Cost $304,215,918)

SHORT-TERM INVESTMENTS

Par Value ($)	Value ($)

JOINT REPURCHASE AGREEMENTS

9,023,000 Undivided interest of 31.1% in joint repurchase	9,023,000

agreement(Principal Amount/Value $29,013,000 with a maturity value of $29,029,860) with Merrill Lynch, 5.23%, dated 12/29/06, to be repurchased at $9,028,243 on 01/02/07, collateralized by U.S. Agency Mortgage, 6.0%, 10/01/36, with a value of $29,595,145.

TOTAL SHORT-TERM INVESTMENTS --- 2.92%	$9,023,000

(Cost $9,023,000)

TOTAL MAXIM U.S. GOVERNMENT SECURITIES PORTFOLIO --- 100%	$309,424,271

(Cost $313,238,918)

Legend

** Security is an agency note with maturity date and interest rate indicated.

++ Represents the current interest rate for variable rate security.

~ For zero coupon bond, the interest rate shown is the effective yield on date of purchase.

^^ A portion or all of the security is on loan at December 31, 2006. The cash collateral received for the security on loan has been invested in an undivided joint repurchase agreement, 5.33%, to be repurchased on 01/02/07, collateralized by U.S. Government or U.S. Agency Mortgage securities.

See Notes to Financial Statements.

Summary of Investments by Maturity Date

Maxim U.S. Government Securities Portfolio
December 31, 2006
Unaudited

		% of Portfolio
Maturity	Value ($)	Investments
1 - 3 Years	13,075,058	4.22%
3 - 5 Years	7,239,424	2.34%
5 - 10 Years	27,003,967	8.73%
10 - 20 Years	52,029,865	16.82%
20 - 30 Years	196,617,309	63.54%
Over 30 Years	13,458,649	4.35%
	309,424,271	100.00%

SHAREHOLDER EXPENSE EXAMPLE
Maxim U.S. Government Securities Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2006 to December 31, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(6/30/2006)	(12/31/2006)	(6/30/06-12/31/06)

Actual	$ 1,000.00	$ 1,044.22	$ 3.09

Hypothetical
(5% return before expenses)	$ 1,000.00	$ 1,022.18	$ 3.06

*Expenses are equal to the Portfolio's annualized expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.

Fund Directors and Officers

(Unaudited)

Maxim Series Fund is organized under Maryland law, and is governed by the Board of Directors. The Board is responsible for overall management of the Fund’s business affairs. The Directors meet at least four times during the year to, among other things, oversee the Fund’s activities, review contractual arrangements with companies that provide services to the Fund, and review performance. The following table provides information about each of the Directors and officers of the Fund.

INDEPENDENT* DIRECTORS

Name, address and age	Position(s) Held with Fund	Term of Office (Length of Time Served)	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Rex Jennings (81)	Director	March 22, 1988 to present	President Emeritus, Denver Metro Chamber of Commerce	31
Richard P. Koeppe (74)	Director	April 30, 1987 to present	Retired Educator	31
Sanford Zisman (66)	Director	March 19, 1982 to present	Attorney, Firm of Zisman, Ingraham and Daniel, P.C.	31
INTERESTED* DIRECTORS AND OFFICERS
*William T. McCallum (64)	Director and President	June 1, 2000 to present

Beginning January 1, 2006: Vice Chairman, Great-West Life & Annuity Insurance Company.

Through December 31, 2005: President and Chief Executive Officer of Great-West Life & Annuity Insurance Company, United States Operations of The Great-West Life Assurance Company, and the United States Operations of The Canada Life Assurance Company; Co-President and Chief Executive Officer of Great-West Lifeco Inc.; President and Chief Executive Officer of GWL&A Financial Inc. and Canada Life Insurance Company of America (through February 13, 2006); President and Chief Executive Officer of First Great-West Life & Annuity Insurance Company and Alta Health & Life Insurance Company.

				31

Director, Great-West Lifeco Inc., Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, GWL&A Financial Inc., The Great-West Life Assurance Company, The Canada Life Assurance Company, and Canada Life Insurance Company of America.

*Mitchell T.G. Graye (51)	Director	June 1, 2000 to present

Executive Vice President and Chief Financial Officer of Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, Canada Life Insurance Company of America, GWL&A Financial, Inc., the United States Operations of The Great-West Life Assurance Company, and the United States Operations for The Canada Life Assurance Company; Chairman and President, GW Capital Management, LLC, and Orchard Capital Management, LLC; President, GWL Properties, Inc., Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. and Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II; Executive Vice President, Orchard Trust Company, LLC

31

Director, Alta Health & Life Insurance Company, EMJAY Corporation, EMJAY Retirement Plan Services, Inc., GWL Properties, Inc., Great-West Benefit Services, Inc.; Manager, GW Capital Management, LLC, Orchard Capital Management, LLC, Orchard Trust Company, LLC and FASCore, LLC.

*Graham McDonald (60)	Treasurer	November 29, 2001 to present

Senior Vice President, Corporate Administration of Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, and Canada Life Insurance Company of America, GWL&A Financial, Inc., the United States Operations of The Great-West Life Assurance Company, and the United States Operations of The Canada Life Assurance Company; Senior Vice President, Corporate Finance and Investment Operations of EMJAY Corporation, EMJAY Retirement Plan Services, Inc., and Orchard Trust Company, LLC; Senior Vice President, Corporate and Investment Administration, FASCore, LLC; Senior Vice President and Treasurer, GW Capital Management, LLC, and Orchard Capital Management, LLC; President, Greenwood Investments, LLC, and Great-West Benefit Services, Inc.; Vice President, Investment Administration, National Plan Coordinators of Delaware, Inc.

			31	Manager, Greenwood Investments, LLC, and GW Capital Management, LLC; Director, Great-West Benefit Services, Inc., GWL Properties, Inc., and GWFS Equities, Inc.

Beverly A. Byrne (51)	Secretary	April 10, 1997 to present

Chief Legal Officer, Financial Services and Securities Compliance, Great-West Life & Annuity Insurance Company, GWL&A Financial Inc., First Great-West Life & Annuity Insurance Company, Canada Life Insurance Company of America, the United States Operations of The Great-West Life Assurance Company, and the United States Operations of The Canada Life Assurance Company; Vice President, Counsel and Secretary, FASCore, LLC, and National Plan Coordinators of Delaware, Inc.; Vice President and Counsel, Orchard Trust Company, LLC; Secretary and Chief Compliance Officer, GW Capital Management, LLC, Orchard Capital Management, LLC, GWFS Equities, Inc., and Advised Assets Group, LLC; Secretary and Compliance Officer, EMJAY Corporation, EMJAY Retirement Plan Services, Inc., BenefitsCorp, Inc., and BenefitsCorp, Inc. of Wyoming; Secretary, Greenwood Investments, LLC and One Orchard Equities, Inc.

			31	None

*

Refers to a Director or officer who is an “interested person” of Maxim Series Fund (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with the Fund or its investment adviser, GW Capital Management, LLC (doing business as Maxim Capital Management, LLC). A Director who is not an “interested person” of the Fund is referred to as an “Independent Director.”

The Fund pays no salaries or compensation to any of its officers or Directors affiliated with the Fund or Maxim Capital Management, LLC. The chart below sets forth the annual compensation paid to the Independent Directors and certain other information.

Name of Independent Director	Aggregate Compensation from Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund and Fund Complex Paid to Directors**
Rex Jennings	$32,250	0	0	$32,250
Richard P. Koeppe	$32,250	0	0	$32,250
Sanford Zisman	$32,250	0	0	$32,250

** As of December 31, 2006, there were 31 funds for which the Directors serve as directors, all of which were Portfolios of Maxim Series Fund. The total compensation paid is comprised of the amount paid during the Fund’s most recently completed fiscal year by the Fund and its affiliated investment companies.

Additional information about Maxim Series Fund and its Directors is available in the Fund’s Statement of Additional Information, which can be obtained free of charge upon request to: Ms. Mary Maiers, 8515 East Orchard Road, Greenwood Village, Colorado 80111; (800) 537-2033, ext. 74743.

Availability of Quarterly Portfolio Schedule.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to Portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2.	CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted an Amended and Restated Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no amendments made to the registrant’s Code of Ethics.

(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f)	A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $272,700 for fiscal year 2005 and $278,850 for fiscal year 2006.

(b)

Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $35,300 for fiscal year 2005 and $35,300 for fiscal year 2006. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits.

(c)

Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $133,810 for fiscal year 2005 and $147,360 for fiscal year 2006. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d)

All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)	(1)	Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to the Fund by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for the Fund if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for the Fund that is responsible for the financial reporting or operations of the Fund was employed by those auditors and participated in any capacity in an audit of the Fund during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to the Fund by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions) provided that the Fund's auditors will not provide the following non-audit services to the Fund: (a) bookkeeping or other services related to the accounting records or financial statements of the Fund; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of the Fund (except those within applicable de minimis statutory or regulatory exceptions) to be provided by the Fund's auditors to (a) the Fund's

_________________________

 With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

 No pre-approval is required as to non-audit services provided to the Fund if: (a) the aggregate amount of all non-audit services provided to the Fund constitute not more than 5% of the total amount of revenues paid by the Fund to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

 For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to the Fund, the Fund's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund. The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e)

(2)  100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the audit committee, and no such services were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2005 equaled $499,505, and for fiscal year 2006 equaled $436,000.

(h)

The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Mr. Sanford Zisman, Chairman; Mr. Richard P. Koeppe; and Mr. Rex Jennings comprise the separately designated standing audit committee pursuant to general instructions on Form N-CSR, Item 5.

ITEM 6.	SCHEDULE OF INVESTMENTS.

_________________________

 No pre-approval is required by the Audit Committee as to non-audit services provided to any Fund sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with the Fund's primary investment adviser.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.               DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.               PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.            PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item10.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	(1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ W. T. McCallum
W. T. McCallum
President

Date:	February 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. T. McCallum
W. T. McCallum
President

Date:	February 22, 2007

By:	/s/ G. R. McDonald
G. R. McDonald
Treasurer

Date:	February 22, 2007